Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of Voya Russell™ Large Cap Growth Index Portfolio (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 11.9%
29,965		Activision Blizzard, Inc.	$2,425,667	0.2
23,157	(1)	Alphabet, Inc. - Class A	33,938,899	2.5
22,858	(1)	Alphabet, Inc. - Class C	33,592,117	2.5
13,424	(1)	Charter Communications, Inc.	8,381,140	0.6
3,939	(1)	Electronic Arts, Inc.	513,685	0.0
238,707	(1)	Facebook, Inc.- Class A	62,517,363	4.6
42,275	(1)	NetFlix, Inc.	21,138,768	1.5
			162,507,639	11.9

		Consumer Discretionary: 17.5%
42,152	(1)	Amazon.com, Inc.	132,725,267	9.7
4,061	(1)	Booking Holdings, Inc.	6,947,072	0.5
25,007		Dollar General Corp.	5,241,967	0.4
60,591		eBay, Inc.	3,156,791	0.2
53,393		Home Depot, Inc.	14,827,770	1.1
14,073		Las Vegas Sands Corp.	656,646	0.1
75,132		Lowe's Cos, Inc.	12,461,394	0.9
10,582		McDonald's Corp.	2,322,643	0.2
120,410		Nike, Inc. - Class B	15,116,271	1.1
28,059		Ross Stores, Inc.	2,618,466	0.2
67,037		Starbucks Corp.	5,759,819	0.4
73,501	(1)	Tesla, Inc.	31,532,664	2.3
96,463		TJX Cos., Inc.	5,368,166	0.4
2,240		Yum! Brands, Inc.	204,512	0.0
			238,939,448	17.5

		Consumer Staples: 4.9%
80,595		Altria Group, Inc.	3,114,191	0.3
225,577		Coca-Cola Co.	11,136,736	0.8
38,733		Costco Wholesale Corp.	13,750,215	1.0
19,678		Estee Lauder Cos., Inc.	4,294,724	0.3
36,650	(1)	Monster Beverage Corp.	2,939,330	0.2
101,274		PepsiCo, Inc.	14,036,576	1.0
108,287		Procter & Gamble Co.	15,050,810	1.1
34,275		Sysco Corp.	2,132,591	0.2
			66,455,173	4.9

		Financials: 1.6%
22,782		Aon PLC	4,699,927	0.4
18,886		Intercontinental Exchange, Inc.	1,889,544	0.1
39,070		Marsh & McLennan Cos., Inc.	4,481,329	0.3
16,137		Moody's Corp.	4,677,309	0.3
16,728		Progressive Corp.	1,583,640	0.1
3,872	(1),(2)	Rocket Cos, Inc.	77,169	0.0
14,121		S&P Global, Inc.	5,092,033	0.4
			22,500,951	1.6

		Health Care: 12.1%
65,981		Abbott Laboratories	7,180,712	0.5
164,615		AbbVie, Inc.	14,418,628	1.1
58,514		Amgen, Inc.	14,871,918	1.1
6,446		Anthem, Inc.	1,731,331	0.1
21,198		Baxter International, Inc.	1,704,743	0.1
4,750	(1)	Biogen, Inc.	1,347,480	0.1
81,696		Bristol-Myers Squibb Co.	4,925,452	0.4
16,830	(1)	Centene Corp.	981,694	0.1
9,712		Cigna Corp.	1,645,310	0.1
9,132	(1)	DexCom, Inc.	3,764,484	0.3
61,273	(1)	Edwards Lifesciences Corp.	4,890,811	0.4
83,732		Eli Lilly & Co.	12,394,011	0.9
13,795		HCA Healthcare, Inc.	1,719,961	0.1
5,004		Humana, Inc.	2,071,106	0.1
14,580	(1)	Illumina, Inc.	4,506,386	0.3
11,504	(1)	Intuitive Surgical, Inc.	8,162,548	0.6
35,126		Johnson & Johnson	5,229,559	0.4
219,491		Merck & Co., Inc.	18,206,778	1.3
9,611	(1)	Regeneron Pharmaceuticals, Inc.	5,380,046	0.4
11,223		Stryker Corp.	2,338,537	0.2
23,045		Thermo Fisher Scientific, Inc.	10,174,828	0.7
78,078		UnitedHealth Group, Inc.	24,342,378	1.8
25,798	(1)	Vertex Pharmaceuticals, Inc.	7,020,152	0.5
42,755		Zoetis, Inc.	7,070,394	0.5
			166,079,247	12.1

		Industrials: 3.1%
36,867		3M Co.	5,905,356	0.4
13,857		Illinois Tool Works, Inc.	2,677,311	0.2
24,597		Lockheed Martin Corp.	9,427,538	0.7
14,266		Northrop Grumman Corp.	4,500,780	0.3
1,427		Roper Technologies, Inc.	563,822	0.0
105,336	(1)	Uber Technologies, Inc.	3,842,657	0.3
34,417		Union Pacific Corp.	6,775,675	0.5
46,263		United Parcel Service, Inc. - Class B	7,708,804	0.6
5,412		Waste Management, Inc.	612,476	0.1
			42,014,419	3.1

		Information Technology: 46.0%
63,362		Accenture PLC	14,319,178	1.0
47,820	(1)	Adobe, Inc.	23,452,363	1.7
107,786	(1)	Advanced Micro Devices, Inc.	8,837,374	0.6
4,422		Analog Devices, Inc.	516,224	0.0
1,604,297		Apple, Inc.	185,793,636	13.6
91,061		Applied Materials, Inc.	5,413,576	0.4
12,640	(1)	Atlassian Corp. PLC	2,297,826	0.2
14,512	(1)	Autodesk, Inc.	3,352,417	0.2
36,734		Automatic Data Processing, Inc.	5,124,026	0.4
36,786		Broadcom, Inc.	13,401,876	1.0
3,807		Cognizant Technology Solutions Corp.	264,282	0.0
1,522	(1)	Dell Technologies, Inc.	103,024	0.0
16,361	(1)	Fiserv, Inc.	1,686,001	0.1
25,045		Intuit, Inc.	8,169,929	0.6
14,407		Lam Research Corp.	4,779,522	0.3
87,699		Mastercard, Inc. - Class A	29,657,171	2.2
744,421		Microsoft Corp.	156,574,069	11.4
58,684		Nvidia Corp.	31,760,955	2.3
168,005		Oracle Corp.	10,029,899	0.7
116,743	(1)	PayPal Holdings, Inc.	23,001,873	1.7
111,877		Qualcomm, Inc.	13,165,685	1.0
79,808	(1)	Salesforce.com, Inc.	20,057,347	1.5
18,888	(1)	ServiceNow, Inc.	9,160,680	0.7

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
36,708	(1)	Square, Inc.	$5,966,885	0.4
45,442		Texas Instruments, Inc.	6,488,663	0.5
167,844		Visa, Inc. - Class A	33,563,765	2.5
7,841	(1),(2)	VMware, Inc.	1,126,516	0.1
17,033	(1)	Workday, Inc.	3,664,309	0.3
16,598	(1)	Zoom Video Communications, Inc.	7,802,886	0.6
			629,531,957	46.0

		Materials: 0.6%
2,787		Air Products & Chemicals, Inc.	830,136	0.1
4,925		Ecolab, Inc.	984,212	0.1
8,186		Sherwin-Williams Co.	5,703,514	0.4
			7,517,862	0.6

		Real Estate: 1.9%
43,847		American Tower Corp.	10,599,135	0.8
38,527		Crown Castle International Corp.	6,414,746	0.5
8,735		Equinix, Inc.	6,639,736	0.5
9,774		Public Storage, Inc.	2,176,865	0.1
1,482		SBA Communications Corp.	471,987	0.0
			26,302,469	1.9

		Total Common Stock
		(Cost $550,127,510)	1,361,849,165	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreements: 0.1%
231,016	(3)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $231,016, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $235,636, due 03/25/21-11/15/49)	231,016	0.0
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	0.1

		Total Repurchase Agreements
		(Cost $1,231,016)	$1,231,016	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
7,513,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
		(Cost $7,513,000)	7,513,000	0.5

		Total Short-Term Investments
		(Cost $8,744,016)	8,744,016	0.6

		Total Investments in Securities (Cost $558,871,526)	$1,370,593,181	100.2
		Liabilities in Excess of Other Assets	(2,540,610)	(0.2)
		Net Assets	$1,368,052,571	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$1,361,849,165	$–	$–	$1,361,849,165
Short-Term Investments	7,513,000	1,231,016	–	8,744,016
Total Investments, at fair value	$1,369,362,165	$1,231,016	$–	$1,370,593,181
Other Financial Instruments+
Futures	73,129	–	–	73,129
Total Assets	$1,369,435,294	$1,231,016	$–	$1,370,666,310

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	48	12/18/20	$8,044,800	$73,129
			$8,044,800	$73,129

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $559,226,795.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$812,134,207
Gross Unrealized Depreciation	(694,692)
Net Unrealized Appreciation	$811,439,515